Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	£ 7,137	£ 292	£ 14,112	£ 5,575
Cost of Sales	(8,949)	(3,593)	(14,573)	(7,480)
Gross loss	(1,812)	(3,301)	(461)	(1,905)
Research and development expenses	(33,067)	(8,168)	(56,459)	(12,379)
General administrative expenses	(12,060)	(7,518)	(19,879)	(10,803)
Foreign exchange gains/(losses)	22,797	(2,773)	32,471	(2,899)
Loss on forward contracts	(11,287)	0	(11,287)	0
Other income	1,517	809	2,950	1,252
Operating loss	(33,912)	(20,951)	(52,665)	(26,734)
Finance income	440	3	512	5
Finance expenses	(73)	(29)	(127)	(59)
Share of loss of joint venture	(271)	(368)	(564)	(743)
Gain on derivative financial instrument	0	1,362	0	1,362
Loss before taxation	(33,816)	(19,983)	(52,844)	(26,169)
Income tax benefit	5,140	1,387	8,676	2,104
Loss for the period	(28,676)	(18,596)	(44,168)	(24,065)
Items that may be reclassified to profit or loss
Foreign currency gain on translation of foreign operations	500	19	1,025	6
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at fair value through OCI	0	300	0	300
Total other comprehensive income for the period, net of tax	500	319	1,025	306
Total comprehensive loss for the period	£ (28,176)	£ (18,277)	£ (43,143)	£ (23,759)
Basic loss per share (GBP per share)	£ (0.24)	£ (0.71)	£ (0.36)	£ (0.84)
Diluted loss per share (GBP per share)	£ (0.24)	£ (0.71)	£ (0.36)	£ (0.84)